Summary of Significant Accounting Policies -Operating Leases, Profit Appropriation and Statutory Reserves and Recent Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Operating lease rentals	$ 3,759,000	$ 2,285,000	$ 1,838,000
Sub-lease rentals	$ 254,000	$ 274,000	$ 228,000
Minimum percentage of after-tax profits appropriated to the general reserve fund or statutory surplus fund	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund or statutory surplus fund	50.00%
ASU 2016-02 | Forecast adjustment
Right of use assets				$ 5,700,000
Lease liabilities				$ 6,400,000